Risk Management and Fair Value of Financial Instruments (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2012	Dec. 31, 2011
Risk Management and Fair Value of Financial Instruments [Abstract]
Schedule of Derivative Instruments in Statement of Financial Position, Fair Value
The fair value of derivative instruments was as follows:

Liability Derivatives		June 30, 2012	December 31, 2011
Not Designated as Hedging Instruments	Balance Sheet Location	Fair Value	Fair Value
Interest rate swap contracts	Other current liabilities	$1	$7
	Other non-current liabilities	26	10
		$27	$17

The fair value of derivative instruments was as follows:

Liability Derivatives		December 31, 2011 Fair Value	December 31, 2010 Fair Value
Designated as Hedging Instruments	Balance Sheet Location
Interest rate swap contracts	Other non-current liabilities	$—	$17
Not Designated as Hedging Instruments
Interest rate swap contracts	Other current liabilities	$7	$—
	Other non-current liabilities	10	—
		$17	$—

Schedule of Derivative Instruments, Effect on Other Comprehensive Income

	Gain or (Loss) Recognized in Other Comprehensive Income		Location of Gain or (Loss) Reclassified from AOCI into Income	Gain or (Loss) Reclassified from AOCI into Income
Derivatives in Cash Flow Hedge Relationships	Six Months Ended	Six Months Ended		Six Months Ended	Six Months Ended
	June 30, 2012	June 30, 2011		June 30, 2012	June 30, 2011
Interest rate swap contracts	$—	$—	Interest expense	$—	$(17)

	Gain or (Loss) Recognized in Other Comprehensive Income		Location of Gain or (Loss) Reclassified from AOCI into Income (Effective Portion)	Gain or (Loss) Reclassified from AOCI into Income
Derivatives in Cash Flow Hedge Relationships	Year Ended December 31, 2011	Year Ended December 31, 2010		Year Ended December 31, 2011	Year Ended December 31, 2010
Interest rate swap contracts	$—	$8	Interest expense	$(17)	$(19)

Schedule of Derivative Instruments, Gain (Loss) in Statement of Financial Performance

Derivative Instruments Not Designated as Hedging Instruments	Location of Gain or (Loss) Recognized in Income for Derivative Instruments	Gain or (Loss) Recognized in Income on Derivative
		Year Ended December 31, 2011	Year Ended, December 31, 2010
Interest rate swap contracts	Interest expense	$(7)	$—
Foreign exchange contracts	Operating expense	—	$(1)

Schedule of Fair Value, Assets and Liabilities Measured on Recurring Basis
The following table summarizes fair value measurements by level at June 30, 2012 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$27	$27
The following table summarizes fair value measurements by level at December 31, 2011 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1

The following table summarizes fair value measurements by level at December 31, 2011 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1
The following table summarizes fair value measurements by level at December 31, 2010 for assets/liabilities measured at fair value on a recurring basis:

	Level I	Level II	Level III	Total
Derivatives
Interest rate swaps (included in other current and non-current liabilities)	$—	$—	$17	$17
Deferred compensation plan assets (included in other non-current assets)	$1	$—	$—	$1

Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation
The following table presents changes in Level III financial liabilities measured at fair value on a recurring basis:

Fair value at December 31, 2011	$17
Loss reflected in the statement of operations	10
Fair value at June 30, 2012	$27

The following table presents changes in Level III financial liabilities measured at fair value on a recurring basis:

Fair value at January 1, 2010	$25
Changes reflected in other comprehensive loss	(8)
Fair value at December 31, 2010	17
Changes reflected in other comprehensive loss	—
Fair value at December 31, 2011	$17

Schedule of Carrying Values and Estimated Fair Values of Debt Instruments
The following table summarizes the carrying amount of the Company’s indebtedness compared to the estimated fair value, primarily determined by quoted market values, at:

	December 31, 2011		December 31, 2010
	Carrying Amount	Estimated Fair Value	Carrying Amount	Estimated Fair Value
Debt
Senior Secured Credit Facility:
Non-extended revolving credit facility	$78	$78	$—	$—
Extended revolving credit facility	97	97	—	—
Non-extended term loan facility	629	590	3,059	2,903
Extended term loan facility	1,822	1,630	—	—
First and a Half Lien Notes	700	606	—	—
Second Lien Loans	650	655	650	720
Other bank indebtedness	133	133	163	163
Existing Notes:
10.50% Senior Notes	64	56	1,688	1,656
11.00%/11.75% Senior Toggle Notes	52	43	468	449
12.375% Senior Subordinated Notes	187	144	864	806
Extended Maturity Notes:
11.50% Senior Notes	489	367	—	—
12.00% Senior Notes	129	95	—	—
13.375% Senior Subordinated Notes	10	7	—	—
11.00% Convertible Notes	2,110	1,189	—	—
Securitization obligations	327	327	331	331